Debt (Revolving credit facility) (Details) - USD ($)	1 Months Ended
	Oct. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2014
Debt Instrument [Line Items]
Due to related parties		$ 160,300,000	$ 306,000,000
Line of Credit
Debt Instrument [Line Items]
Due to related parties		160,300,000	196,500,000
Credit facility $300 | Seadrill | Line of Credit
Debt Instrument [Line Items]
Maturity of debt	5 years
Credit facility $300 | Revolving Credit Facility | Seadrill
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000	100,000,000		$ 100,000,000
Maturity of debt	5 years
Basis spread (as percent)	5.00%
Commitment fee percentage (as percent)	2.00%
Due to related parties		0	0	$ 100,000,000
Credit facility $300 | Revolving Credit Facility | Seadrill | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance	LIBOR
Basis spread (as percent)	5.00%
Revolving Credit Facility | Notes Payable, Other Payables
Debt Instrument [Line Items]
Due to related parties		$ 0	$ 0